ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Organization and Basis of Presentation (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)
Kingsoft Cloud Corporation Limited
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	HK
Issued ordinary/registered share capital | $	$ 2
Date of establishment, subsidiaries	Feb. 01, 2012
Principal activities, subsidiary	Cloud services
Kingsoft Cloud Corporation Limited | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Beijing Kingsoft Cloud Technology Co., Ltd. ("Beijing Kingsoft Cloud")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 910,000
Date of establishment, subsidiaries	Apr. 09, 2012
Principal activities, subsidiary	Research and development
Beijing Kingsoft Cloud Technology Co., Ltd. ("Beijing Kingsoft Cloud") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Beijing Yunxiang Zhisheng Technology Co., Ltd. ("Yunxiang Zhisheng")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 1,390,000
Date of establishment, subsidiaries	Dec. 15, 2015
Principal activities, subsidiary	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. ("Yunxiang Zhisheng") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Camelot Technology Co., Ltd. ("Camelot Technology")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 250,000
Date of establishment, subsidiaries	Sep. 03, 2021
Principal activities, subsidiary	Enterprise digital solutions and related services
Camelot Technology Co., Ltd. ("Camelot Technology") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	92.23%	92.23%
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 2,844,252
Date of establishment, subsidiaries	Aug. 04, 2022
Principal activities, subsidiary	Cloud services
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd. | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Zhuhai Kingsoft Cloud Technology Co., Ltd. ("Zhuhai Kingsoft Cloud")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 11,080
Date of establishment, subsidiaries	Nov. 09, 2012
Principal activities, Variable Interest Entity VIE	Investment holding
Zhuhai Kingsoft Cloud Technology Co., Ltd. ("Zhuhai Kingsoft Cloud") | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. ("Kingsoft Cloud Information")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 10,000
Date of establishment, subsidiaries	Apr. 13, 2018
Principal activities, Variable Interest Entity VIE	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. ("Kingsoft Cloud Information") | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Kingsoft Cloud Network Technology Co., Ltd. ("Beijing Kingsoft Cloud Network Technology")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 200,000
Date of establishment/acquisition, variable interest entities	Nov. 09, 2012
Principal activities, Variable Interest Entity VIE	Cloud services
Beijing Kingsoft Cloud Network Technology Co., Ltd. ("Beijing Kingsoft Cloud Network Technology") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 10,000
Date of establishment/acquisition, variable interest entities	Dec. 17, 2015
Principal activities, Variable Interest Entity VIE	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Nanjing Qianyi Shixun Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 15,000
Date of establishment/acquisition, variable interest entities	Mar. 31, 2016
Principal activities, Variable Interest Entity VIE	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd. | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Wuhan Kingsoft Cloud Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 100,000
Date of establishment/acquisition, variable interest entities	Dec. 26, 2017
Principal activities, Variable Interest Entity VIE	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd. | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Kingsoft Cloud (Tianjin) Technology Development Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 100,000
Date of establishment/acquisition, variable interest entities	May 30, 2019
Principal activities, Variable Interest Entity VIE	Cloud services
Kingsoft Cloud (Tianjin) Technology Development Co Ltd | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 20,000
Date of establishment/acquisition, variable interest entities	Mar. 09, 2021
Principal activities, Variable Interest Entity VIE	Cloud services
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd. | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%